Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 54,681	$ 63,621
Additions	1,355	556
Disposal	(23)	(326)
Reclassification	0	(1)
Depreciation & impairment expense	(5,284)	(4,872)
Translation adjustments	(360)	252
Ending balance	50,370	59,231
Gross value at end of period	98,457	97,318
Accumulated depreciation and impairment at end of period	(48,087)	(38,087)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,868	9,321
Additions	16	0
Disposal	0	(172)
Reclassification	330	290
Depreciation & impairment expense	(927)	(948)
Translation adjustments	(240)	171
Ending balance	7,047	8,661
Gross value at end of period	18,307	18,193
Accumulated depreciation and impairment at end of period	(11,260)	(9,532)
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,131	51,072
Additions	516	15
Disposal	0	(152)
Reclassification	885	81
Depreciation & impairment expense	(4,129)	(3,570)
Translation adjustments	(70)	51
Ending balance	41,332	47,497
Gross value at end of period	74,450	73,035
Accumulated depreciation and impairment at end of period	(33,118)	(25,537)
Fixtures, Fittings and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,354	2,277
Additions	21	11
Disposal	0	(1)
Reclassification	26	0
Depreciation & impairment expense	(227)	(354)
Translation adjustments	(14)	12
Ending balance	1,160	1,946
Gross value at end of period	4,953	4,963
Accumulated depreciation and impairment at end of period	(3,793)	(3,018)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,328	952
Additions	803	529
Disposal	(23)	0
Reclassification	(1,241)	(372)
Depreciation & impairment expense	0	0
Translation adjustments	(35)	18
Ending balance	831	1,127
Gross value at end of period	746	1,127
Accumulated depreciation and impairment at end of period	$ 85	$ 0